Operating Lease Right-Of-Use Assets	12 Months Ended
Dec. 31, 2021
Right Of Use Asserts Disclosure [Abstract]
Operating lease right-of-use assets

9. Operating lease right-of-use assets

The facilities of the Company are leased under various operating lease agreements for periods ending no later than 2023. As of February 1, 2021, the Company entered into a new lease contract at its premises in Hoersholm, Denmark. Under the new lease contract, the leased premises were reduced by approximately 137 square meters and the contract period was reduced from an end date of December 31, 2023, to January 31, 2023, with an automatic 12 month renewal period after that date unless termination notice is given. The exercise of lease renewal options is at the Company’s sole discretion and is assessed as to whether to include any renewals in the lease term at inception. The new lease contract was treated as a modification to the existing lease contract, and we remeasured the lease liability to reflect the modified terms and recognized a corresponding reduction to the ROU asset in the amount of $145.

The following table summarizes the presentation in our consolidated balance sheets of our right of use assets:

	As of December 31,
Balance sheet location	2021	2020
Assets:
Operating lease assets	$86	$331
Liabilities:
Current operating lease liabilities	$98	$109
Non-current operating lease liabilities	9	267
	$107	$376

The weighted average remaining lease term and weighted average operating lease discount rate, for the years ended December 31, 2021, and 2020 are as follows:

	December 31,
	2021	2020
Weighted average of remaining operating lease term (years)	2	3
Weighted average operating lease discount rate	10%	10%

Future minimum lease payments under non-cancellable operating leases as at December 31, 2021, are as follows:

2022	$105
2023	9
114
Imputed interest	(7)
Total	$107

Total lease costs and cash paid for the Company’s premises and virtual offices for the years ended December 31, 2021, and 2020 were $134 and $156 respectively.